CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 29,012,381	$ 80,309,629
Restricted cash	14,533,235	3,305,889
Accounts receivable, net of allowance for doubtful accounts of $4,427,016 and $9,414,581 as of December 31, 2011 and 2012, respectively	36,743,469	66,284,254
Amounts due from related parties	2,104,416	2,444,076
Prepaid expenses and other current assets	26,807,894	34,278,153
Total current assets	109,201,395	186,622,001
Non-current Assets:
Fixed assets, net	10,782,166	13,637,752
Goodwill		141,406,456
Intangible assets, net	366,691	39,537,180
Investments under equity method	7,304,745	7,200,301
Other investments	3,045,221	3,020,677
Long-term prepayments and deposits	17,536,605	19,896,185
Restricted cash	1,114,515	1,101,963
Deferred tax assets	443,981	2,718,167
Total non-current assets	40,593,924	228,518,681
TOTAL ASSETS	149,795,319	415,140,682
Current Liabilities:
Short-term bank loans (including short-term bank loans of the consolidated variable interest entities ("VIEs") without recourse to VisionChina Media Inc. (the "Company") of $20,465,028 and nil as of December 31, 2011 and 2012, respectively)	8,998,429	20,465,028
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of $14,130,377 and $5,940,292 as of December 31, 2011 and 2012, respectively)	7,743,867	16,148,736
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of and $1,336,814 and $1,634,416 as of December 31, 2011 and 2012, respectively)	1,828,412	1,415,681
Consideration payable (including consideration payable of the consolidated VIEs without recourse to the Company of $ nil and nil as of December 31, 2011 and 2012, respectively)	64,000,000	64,000,000
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $117,635 and $23,755 as of December 31, 2011 and 2012, respectively)	23,755	117,635
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $12,217,882 and $12,763,055 as of December 31, 2011, and 2012, respectively)	26,211,259	18,814,550
Total current liabilities	108,805,722	120,961,630
Non-current Liabilities:
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of $338,106 and nil as of December 31, 2011, and 2012, respectively)		9,808,291
Other non-current liability	976,651	968,780
Total non-current liabilities	976,651	10,777,071
Total liabilities	109,782,373	131,738,701
Commitments and contingencies
Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,313,015 and 101,366,544 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	10,137	10,131
Additional paid-in capital	342,670,656	341,963,008
Accumulated deficit	(340,138,407)	(93,729,215)
Accumulated other comprehensive income	37,371,672	34,940,445
Total VisionChina Media Inc. shareholders' equity	39,914,058	283,184,369
Noncontrolling interest	98,888	217,612
Total equity	40,012,946	283,401,981
TOTAL LIABILITIES AND EQUITY	$ 149,795,319	$ 415,140,682